Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivables [Line Items]
Loss provision on accounts receivables	$ 16.2	$ 1.9